SHORT TERM AND LONG-TERM DEBT - Capital Commitments (Details) $ in Thousands	Jun. 30, 2026 USD ($)
Sale & Leaseback
1 year	$ 52,104
2 years	45,592
3 years	47,126
4 years	48,743
5 years	50,447
Thereafter	516,636
Total	760,648
Period repayment
1 year	60,584
2 years	69,353
3 years	62,880
4 years	46,752
5 years	31,180
Thereafter	303,552
Total	574,301
Balloon repayment
1 year	0
2 years	0
3 years	290,154
4 years	180,000
5 years	0
Thereafter	0
Total	470,154
Total
1 year	112,688
2 years	114,945
3 years	400,160
4 years	275,495
5 years	81,627
Thereafter	820,188
Total	$ 1,805,103